INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of loss from operations before income taxes

	For the Year Ended December 31,
	2021	2020
United States	$(5,039)	$—
Foreign	(12,087)	(23,133)
Loss before income taxes	$(17,126)	$(23,133)

Schedule of reconciliation of the statutory income tax rate to company's effective tax rate

	For the Year Ended December 31,
	2021	2020
Taxes at domestic rate	21.0%	19.0%
Non-US statutory rates	(0.8)%	—%
Permanent items	(7.3)%	(1.9)%
Change in valuation allowance	(22.4)%	(9.4)%
Loss on conversion of note and associated interest	—%	(8.4)%
Statutory Rate Change	9.6%	—%
Other	(0.1)%	0.7%
Effective tax rate	—%	—%

Schedule of components of income tax provision/(benefit)

December 31,
	2021	2020
Current
Federal	—	—
State	—	—
Foreign	—	—
Total Current	$—	$—

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total	$—	$—

Schedule of deferred tax assets and liabilities

	December 31,
	2021	2020
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$7,506	$3,931
Convertible notes payable discount and embedded derivative	—	—
Property plant and equipment	(190)	(129)
Other	229	14
	7,545	3,816
Valuation allowance	(7,545)	(3,816)
Deferred tax assets, net of allowance	$—	$—